Dividends (Tables)	6 Months Ended
Jun. 30, 2023
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends paid to shareholders of HSBC Holdings plc
	Half-year to
	30 Jun 2023		30 Jun 2022
	Per share	Total	Per share	Total
	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	0.23	4,590	0.18	3,576
In respect of current year:
– first interim dividend	0.10	2,001	—	—
Total	0.33	6,591	0.18	3,576
Total coupons on capital securities classified as equity		542		626
Dividends to shareholders		7,133		4,202